Prepaid Reinsurance Premiums and Reinsurance Recoverables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid Reinsurance Premiums	$ 69.8	$ 88.1
Percentage of Prepaid Reinsurance Premiums	100.00%	100.00%
Reinsurance Recoverables	818.0	741.5
Percentage of Reinsurance Recoverables	100.00%	100.00%
Non-Auto Reinsurance Programs
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid Reinsurance Premiums	16.7	35.5
Percentage of Prepaid Reinsurance Premiums	24.00%	40.00%
Reinsurance Recoverables	57.8	51.6
Percentage of Reinsurance Recoverables	7.00%	7.00%
State Reinsurance Plan
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid Reinsurance Premiums	53.1	52.6
Percentage of Prepaid Reinsurance Premiums	76.00%	60.00%
Reinsurance Recoverables	760.2	689.9
Percentage of Reinsurance Recoverables	93.00%	93.00%
State Reinsurance Plan | Michigan Catastrophic Claims Association
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid Reinsurance Premiums	21.4	20.0
Percentage of Prepaid Reinsurance Premiums	31.00%	23.00%
Reinsurance Recoverables	650.4	578.7
Percentage of Reinsurance Recoverables	80.00%	78.00%
State Reinsurance Plan | North Carolina Reinsurance Facility
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid Reinsurance Premiums	19.0	20.7
Percentage of Prepaid Reinsurance Premiums	27.00%	23.00%
Reinsurance Recoverables	51.4	45.3
Percentage of Reinsurance Recoverables	6.00%	6.00%
State Reinsurance Plan | Commercial Auto Insurance Procedures Plans
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid Reinsurance Premiums	12.7	11.9
Percentage of Prepaid Reinsurance Premiums	18.00%	14.00%
Reinsurance Recoverables	$ 58.4	$ 65.9
Percentage of Reinsurance Recoverables	7.00%	9.00%